Commitments and Contingencies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2015
Non-cancelable operating leases expiration period	September 2016
Rent expenses	$ 244,621	$ 250,744
Future minimum rental payments under non-cancelable operating leases	$ 125,192
Percentage of net profit interest	20.00%
Chief Executive Officer [Member]
Due to related parties	$ 1,000,000		$ 225,000
Bonus	300,000
Bonus offset against common stock subscription	220,079	$ 1,000,000
Bonus offset against related party advance	4,921
Mr. Mathieson [Member]
Bonus	$ 75,000